Subsequent events - Additional Information (Detail) $ in Thousands																												3 Months Ended	12 Months Ended
	Apr. 28, 2026 USD ($)	Apr. 26, 2026 USD ($)	Apr. 24, 2026 USD ($)	Apr. 23, 2026 USD ($)	Apr. 22, 2026 USD ($)	Apr. 20, 2026 USD ($)	Apr. 15, 2026 USD ($)	Apr. 14, 2026 USD ($)	Apr. 10, 2026 USD ($)	Apr. 08, 2026 USD ($)	Apr. 07, 2026 USD ($)	Apr. 06, 2026 USD ($)	Apr. 01, 2026 USD ($)	Mar. 17, 2026 USD ($)	Mar. 09, 2026 USD ($)	Mar. 06, 2026 USD ($)	Mar. 03, 2026 USD ($)	Feb. 27, 2026 USD ($)	Feb. 11, 2026 USD ($)	Feb. 02, 2026 USD ($) shares	Jan. 17, 2026 USD ($)	Jan. 16, 2026 USD ($)	Jan. 15, 2026 USD ($)	Jan. 13, 2026 USD ($)	Jan. 09, 2026 USD ($)	Jan. 08, 2026 USD ($)	Jan. 05, 2026 USD ($)	Apr. 10, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 30, 2026 USD ($)	Mar. 04, 2026 USD ($)	Mar. 02, 2026 USD ($)	Feb. 19, 2026 USD ($)	Feb. 18, 2026 USD ($)	Jan. 12, 2026 USD ($)	Mar. 31, 2025 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Repayment Of Loan and Interest																													$ 1,173,623	$ 470,351	$ 211,499
Cash transferred																																						$ 899,687
Settlement of liabilities on behalf of entity by related party, related party transactions																													206,358	121,813
Interest paid, classified as financing activities																							$ 1,108						$ 148,310	$ 53,897	$ 22,993
Number of instruments or interests issued or issuable | shares																				6,223,220
Government grant minimum investment requirement																																			$ 600,000
Equinor Argentina S.A.U. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of voting equity interests acquired																				100.00%
Equinor [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash transferred																				$ 387,000
Percentage of capital stock sold.																				16.30%
Transaction gross cash payments																				$ 550,000
Transaction receivable from counter party YPF.																				$ 163,000
Contingent consideration production based price preceding year minus.																				65
Contingent consideration condition no payment below threshold																				65
Contingent consideration cap above threshold																				80
Contingent consideration cap above threshold																				15
Vista Argentina [member] | On XXV [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities										$ 393
Vista Argentina [member] | ON XXX [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities							$ 1,084
Vista Argentina [member] | ON XXXI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value										$ 500,000
Borrowings, interest rate										7.875%
Borrowings, maturity date										April 2038
Non-adjusting events [member] | Equinor [Member]
Disclosure of non-adjusting events after reporting period [line items]
Net amount payment																				$ 79,742
Non-adjusting events [member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Settlement of liabilities on behalf of entity by related party, related party transactions																												$ 16,530
Non-adjusting events [member] | Vista Argentina [member] | ON XIX [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities																	$ 41
Non-adjusting events [member] | Vista Argentina [member] | ON XXIII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities																$ 2,327
Non-adjusting events [member] | Vista Argentina [member] | ON XXI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities																			$ 174
Non-adjusting events [member] | Vista Argentina [member] | On XXV [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities																										$ 402
Non-adjusting events [member] | Vista Argentina [member] | On XII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities																		$ 7,564
Non-adjusting events [member] | Vista Argentina [member] | On XXVIII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities															$ 3,437
Non-adjusting events [member] | Vista Argentina [member] | ON XXVI [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities									$ 5,722
Loan Agreement With Citibank N.A [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																																$ 50,000
Borrowings, interest rate																																6.00%
Loan Agreement With Citibank N.A [Member] | Veisa [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value						$ 45,000
Borrowings, interest rate						5.67%
Borrowings, maturity date						April 2026
Loan Agreement With Banco de la Nacion Argentina [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value			$ 60,000
Borrowings, interest rate			2.95%
Borrowings, maturity date			October 2026
Loan Agreement With Banco de la Nacion Argentina [Member] | Vista Lach [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																						$ 60,000
Borrowings, interest rate																						3.50%
Loan Agreement With Banco de Galicia y Buenos Aires S.A.U [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																																	$ 50,000
Borrowings, interest rate																																	3.25%
Loan Agreement With Banco de Galicia y Buenos Aires S.A.U [Member] | Vista Lach [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value														$ 30,000
Borrowings, interest rate														3.25%
Borrowings, maturity date														September 2026
Loan Agreement With Banco Citibank N.A [Member] | Veisa [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities									$ 45,078
Loan Agreement With Banco ICBC [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities													$ 2,043
Loan Agreement With Banco Ciudad de Buenos Aires [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																																					$ 28,500
Borrowings, interest rate																																					3.30%
loan agreements signed with Banco Santander International [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities											$ 110																$ 111
loan agreements signed with Industrial and Commercial Bank of China S.A.U., Ita Unibanco S.A., Nassau Branch and Banco de Galicia y Buenos Aires S.A.U. and Industrial and Commercial Bank of China S.A.U. [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities												$ 8,426															$ 11,234
loan agreement signed with Banco de Galicia y Buenos Aires S.A.U. [Member] | Vista Lach [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																						$ 1,936
Borrowings, interest rate																						5.25%
Interest paid, classified as financing activities														$ 30,259								$ 20,982			$ 415
loan agreement with BBVA Argentina S.A. [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																																					$ 11,500
Borrowings, interest rate																																					3.50%
loan agreements signed with ConocoPhillips Company. [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities																								$ 789
loan agreement signed with Banco Santander International [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities																						$ 4,022
Loan agreements signed with Citibank N.A. [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities																		$ 515			$ 382
Loan agreement with Banco de Valores S.A [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value																																		$ 20,000
Borrowings, interest rate																																		3.25%
Loan agreements with Banco Ita Uruguay [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value															$ 70,000																					$ 70,000
Borrowings, interest rate															2.00%																					2.00%
Loan agreement with Banco Latinoamericano de Comercio Exterior S.A. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value															$ 30,000
Borrowings, interest rate															1.90%
Loan Agreement With Pan American Energy, S.L. Argentine [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate											1.50%
Repayment Of Loan and Interest											$ 600
Loan Agreement With Banco Itau [Member] | Veisa [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities										$ 20,093
Loan Agreement Signed With Banco Latinoamericano De Comercio Exterior [Member] | Veisa [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities	$ 93			$ 240				$ 20,077		$ 139
Loan Agreement Signed With Banco Itau [Member] | Veisa [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities						$ 30,126	$ 50,433
Loan Agreement Signed With Banco BBVA Argentina S.A. in January 2026 [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities					$ 11,610
Loan Agreement Signed With Banco BBVA Argentina S.A. in Decemebr 2025 [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities					$ 40,437
Loan Agreement Signed With Banco Citibank NA. [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest paid, classified as financing activities	$ 25,231	$ 20,154
Bandurria Sur block [Member] | Equinor Argentina B.V. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of working interest acquired																				30.00%
Bandurria Sur block [Member] | Equinor [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of working interest acquired																				4.90%
Bajo del Toro block [Member] | Equinor Argentina B.V. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of working interest acquired																				50.00%
Bajo del Toro block [Member] | Equinor [Member]
Disclosure of non-adjusting events after reporting period [line items]
Proportion of working interest acquired																				15.00%